SUPPLEMENT DATED JUNE 24, 2016 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2016

New York Life Access Variable Annuity

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

Facilitator® Multi-Funded Retirement Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I NYLIAC Variable Annuity Separate Account-II NYLIAC Variable Annuity Separate Account-III	NYLIAC Variable Annuity Separate Account-IV NYLIAC MFA Separate Account-I NYLIAC MFA Separate Account-II

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes, as applicable, to (i) the MainStay VP Cornerstone Growth Portfolio that will become effective on or about July 29, 2016 and (ii) the MainStay VP Cash Management Portfolio that will become effective on or about August 26, 2016.

The Prospectuses (other than Facilitator® Multi-Funded Retirement Annuity) are revised as follows:

MainStay VP Cornerstone Growth Portfolio (the “Cornerstone Portfolio”):

1.	Change in Subadviser. The Cornerstone Portfolio’s current subadviser will be replaced with Cornerstone Capital Management Holdings LLC.

2.	Fees and Expenses. The following will replace the existing entry or entries, as applicable, in the table titled “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Cornerstone Growth – Service Class	0.70%	0.25%	0.04%	0.99%	(--)	0.99%
MainStay VP Cornerstone Growth – Initial Class	0.70%	0.00%	0.04%	0.74%	(--)	0.74%

The Prospectuses are revised as follows:

MainStay VP Cash Management Portfolio:

1.	Name Change. The MainStay VP Cash Management Portfolio will be renamed MainStay VP U.S. Government Money Market Portfolio. All references to MainStay VP Cash Management Portfolio will be deleted and replaced with MainStay VP U.S. Government Money Market Portfolio.

2.	Delete and replace the section titled, “New York Life Insurance and Annuity Corporation and the Separate Account – Money Market Fund Fees and Gates” with the following:

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all Policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors. All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose such fees and gates.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010